EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 25, 2016 TO THE PROSPECTUS DATED MAY 1, 2016, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2016, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the fees payable by certain Portfolios of the Trust (each, a “Portfolio” and together, the “Portfolios”) for management and administration services.

Effective September 1, 2016, the section of the Prospectus entitled “More Information on Fees and Expenses – Management Fees” is revised to include the following information:

The following table shows the contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the Portfolios listed in the table effective as of September 1, 2016.

Portfolios	First $2 Billion	Next $4 Billion	Next $3 Billion	Next $2 Billion	Thereafter
AXA Natural Resources	0.500%	0.480%	0.460%	0.450%	0.440%
AXA Real Estate	0.500%	0.480%	0.460%	0.450%	0.440%
EQ/Calvert Socially Responsible	0.500%	0.480%	0.460%	0.450%	0.440%
EQ/Common Stock Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Core Bond Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Equity 500 Index	0.250%	0.230%	0.210%	0.200%	0.190%
EQ/Intermediate Government Bond	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/International Equity Index	0.400%	0.380%	0.360%	0.350%	0.340%
EQ/Large Cap Growth Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Large Cap Value Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Mid Cap Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Small Company Index	0.250%	0.230%	0.210%	0.200%	0.190%

Effective September 1, 2016 the section of the Prospectus entitled “More Information on Fees and Expenses” is amended to include the following information:

Voluntary Expense Limitation

The Manager has voluntarily agreed to make payments or waive all or a portion of its management, administrative and other fees to limit the expenses of the Portfolios listed below so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Portfolio invests, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) as a percentage of average daily net assets do not exceed the following respective expense ratios:

Voluntary Expense Limitation Provisions1

	Total Expenses Limited to (% of average daily net assets)
Portfolios	Class IA Shares	Class IB Shares	Class K Shares
AXA DoubleLine Opportunistic Core Plus Bond	N/A	1.05%	0.80%
AXA Global Equity Managed Volatility	1.15%	1.15%	0.90%
AXA International Core Managed Volatility	1.05%	1.05%	0.80%
AXA International Value Managed Volatility	1.05%	1.05%	0.80%
AXA Large Cap Core Managed Volatility	0.90%	0.90%	0.65%
AXA Large Cap Growth Managed Volatility	0.90%	0.90%	0.65%
AXA Large Cap Value Managed Volatility	0.90%	0.90%	0.65%
AXA Mid Cap Value Managed Volatility	1.00%	1.00%	0.75%

	Total Expenses Limited to (% of average daily net assets)
AXA SmartBeta Equity	N/A	1.20%	0.95%
AXA/AB Small Cap Growth	1.00%	1.00%	0.75%
AXA/AB Short Duration Government Bond	0.85%	0.85%	0.60%
AXA/Franklin Balanced Managed Volatility	1.05%	1.05%	0.80%
AXA/Franklin Small Cap Managed Volatility	1.10%	1.10%	0.85%
AXA/Horizon Small Cap Value	N/A	1.15%	0.90%
AXA/Loomis Sayles Growth	1.05%	1.05%	0.80%
AXA/Lord Abbett Mircro Cap	N/A	1.15%	0.90%
AXA/Morgan Stanley Small Cap Growth	N/A	1.15%	0.90%
AXA/Mutual Large Cap Equity Managed Volatility	1.05%	1.05%	0.80%
AXA/Pacific Global Small Cap Value	N/A	1.15%	0.90%
AXA/Templeton Global Equity Managed Volatility	1.15%	1.15%	0.90%
EQ/Emerging Markets Equity PLUS	N/A	1.20%	0.95%
EQ/GAMCO Small Company Value	1.10%	1.10%	0.85%
EQ/Global Bond PLUS	0.95%	0.95%	0.70%
EQ/High Yield Bond	N/A	1.05%	0.80%
EQ/MFS International Growth	1.20%	1.20%	0.95%
EQ/Oppenheimer Global	1.20%	1.20%	0.95%
EQ/T. Rowe Price Growth	1.05%	1.05%	0.80%
Multimanager Aggressive Equity	1.00%	1.00%	0.75%
Multimanager Core Bond	0.90%	0.90%	0.65%
Multimanager Mid Cap Growth	1.10%	1.10%	0.85%
Multimanager Mid Cap Value	1.10%	1.10%	0.85%

1 Voluntary waivers may be reduced or discontinued at any time without notice.

Effective October 1, 2016, the sixth and eighth paragraphs in the section of the Prospectus entitled “More Information on Fees and Expenses – Management Fees” are deleted in their entirety and replaced with the following information:

With respect to the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, AXA/AB Short Duration Government Bond Portfolio, AXA/Loomis Sayles Growth Portfolio, AXA Natural Resources Portfolio, AXA Real Estate Portfolio, AXA SmartBeta Equity Portfolio, EQ/BlackRock Basic Value Equity Portfolio, EQ/Boston Advisors Equity Income Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/International Equity Index Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/Invesco Comstock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/MFS International Growth Portfolio, EQ/MidCap Index Portfolio, EQ/Money Market Portfolio, EQ/Morgan Stanley Mid Cap Growth Portfolio, EQ/Oppenheimer Global Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/T. Rowe Price Growth Stock Portfolio, EQ/UBS Growth and Income Portfolio, and EQ/Wells Fargo Omega Growth Portfolio (together with the EQ/Energy ETF Portfolio and EQ/Low Volatility Global ETF Portfolio, which are offered in another prospectus, each, a “Single-Advised Portfolio”), for administrative services, in addition to the management fee, each Single-Advised Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the Single-Advised Portfolios, subject to a minimum annual fee of $30,000. The table below shows the Single-Advised Portfolios’ asset based administration fee rates based on aggregate average daily net assets of the Single-Advised Portfolios:

0.0100% of the first $30 billion;
0.0975% of the next $10 billion;
0.0950% of the next $5 billion; and
0.0925% thereafter

For purposes of calculating the administration fee for AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/AB Small Cap Growth Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio,

AXA/Horizon Small Cap Value Portfolio, AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Pacific Global Small Cap Value Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/Convertible Securities Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/High Yield Bond Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, and Multimanager Technology Portfolio (the “Portfolios”), the assets of these Portfolios are combined with the assets of the ATM Portfolios (the ATM Portfolios are ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 500 Managed Volatility Portfolio and AXA International Managed Volatility Portfolio, which are offered in another prospectus). For administrative services, in addition to the management fee, each of these Portfolios pays FMG LLC its proportionate share of an asset-based administration fee for these Portfolios and the ATM Portfolios, subject to a minimum annual fee of $32,500. The table below shows the Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of the Portfolios and the ATM Portfolios:

0.015% of the first $25 billion;
0.011% of the next $10 billion;
0.010% of the next $ 5 billion; and
0.095% thereafter